Consolidated Statements of Changes in Equity/(Deficit)	Issued capital [member] USD ($)	Issued capital [member] HKD ($)	Share premium [member] USD ($)	Share premium [member] HKD ($)	Retained earnings [member] USD ($)	Retained earnings [member] HKD ($)	Other Reserve [Member] USD ($)	Other Reserve [Member] HKD ($)	Exchange Reserve [Member] USD ($)	Exchange Reserve [Member] HKD ($)	Share based payment reserve [member] USD ($)	Share based payment reserve [member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Dec. 31, 2022		$ 10				$ 33,063,210		$ 147,090		$ (11,058)				$ 33,199,252
IfrsStatementLineItems [Line Items]
Effect of merger accounting for common control combination								(137,111)						(137,111)
Loss for the year						(37,446,111)								(37,446,111)
Exchange difference on translation of foreign operation										(3,475)				(3,475)
December 31, 2025 (US$) at Dec. 31, 2023		10				(4,382,901)		9,979		(14,533)				(4,387,445)
IfrsStatementLineItems [Line Items]
Loss for the year						32,900,444								32,900,444
Exchange difference on translation of foreign operation										(28,025)				(28,025)
Issuance of shares		119,340												119,340
Share repurchase		(60,850)												(60,850)
December 31, 2025 (US$) at Dec. 31, 2024		58,500				28,517,543		9,979		(42,558)				28,543,464
IfrsStatementLineItems [Line Items]
Loss for the year						(52,527,733)							$ (6,748,775)	(52,527,733)
Exchange difference on translation of foreign operation										26,382				26,382
Issuance of shares		8,416		67,321,541										67,329,957
Share issue expense				(7,647,539)										(7,647,539)
Share-based payment expense												11,698,538		11,698,538
December 31, 2025 (US$) at Dec. 31, 2025	$ 8,597	$ 66,916	$ 7,666,928	$ 59,674,002	$ (3,084,835)	$ (24,010,190)	$ 1,282	$ 9,979	$ (2,078)	$ (16,176)	$ 1,503,031	$ 11,698,538	$ 6,092,925	$ 47,423,069